Fair value of financial instruments - Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	$ 4,949	$ 6,492
Additions	0	7,183
Net changes in fair value(1)	364	(2,976)
Write-offs	0	(5,750)
Balance at the end	5,313	4,949
Loans at fair value through profit or loss
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	4,949
Balance at the end	5,313	4,949
At fair value through profit or loss | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	4,900
Balance at the end	5,300	4,900
At fair value through profit or loss | Debt instruments at fair value through profit or loss (debentures )
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	0	6,492
Additions	0	1,433
Net changes in fair value(1)	0	(2,175)
Write-offs	0	(5,750)
Balance at the end	0	0
At fair value through profit or loss | Loans at fair value through profit or loss
Disclosure of Fair value of financial instruments [Line Items]
Balance at the beginning	4,949	0
Additions	0	5,750
Net changes in fair value(1)	364	(801)
Write-offs	0	0
Balance at the end	$ 5,313	$ 4,949